Equity (Details) - USD ($)								1 Months Ended	3 Months Ended
		Mar. 10, 2025	Feb. 18, 2025	Jan. 22, 2025	Aug. 15, 2024	Aug. 05, 2024	Jan. 17, 2024	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Equity [Line Items]
General and administrative expenses (in Dollars)									$ 2,450,400	$ 2,238,400
Restricted stock units									132,050
Share-based compensation expenses (in Dollars)									$ 111,200
Issued warrants							2,490,000			3,853,636
Relative fair value of warrants (in Dollars)							$ 1,867,400
Warrant [Member]
Equity [Line Items]
Each one unit shares issued							1
Exercise price (in Dollars per share)							$ 1.5
Series A Common Stock Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share)						$ 2.2
Relative fair value of warrants (in Dollars)						$ 26,720
Series B Common Stock Warrants [Member]
Equity [Line Items]
Sale of shares						681,818
Exercise price (in Dollars per share)						$ 2.2
Relative fair value of warrants (in Dollars)						$ 88,766
Warrant term						5 years
Pre-Funded Warrants [Member]
Equity [Line Items]
Sale of shares									340,909
Exercise price (in Dollars per share)									$ 0.001
Purchase Agreement [Member]
Equity [Line Items]
Sale of shares			20,000,000
General and Administrative Expense [Member]
Equity [Line Items]
General and administrative expenses (in Dollars)				$ 175,800
Class A Ordinary Shares [Member]
Equity [Line Items]
Common stock, shares authorized									100,000,000		100,000,000
Common stock, shares issued									34,789,611		34,536,384
Common stock, shares outstanding									34,789,611		34,536,384
Purchase of aggregate shares				115,377
Common stock, par value (in Dollars per share)									$ 0.001		$ 0.001
Sale of shares					1,500,000
Sold shares		5,800
Class B Ordinary Shares [Member]
Equity [Line Items]
Common stock, shares authorized									10,000,000		10,000,000
Common stock, shares issued									5,933,700		5,933,700
Common stock, shares outstanding									5,933,700		5,933,700
Common stock, par value (in Dollars per share)									$ 0.001		$ 0.001
Ordinary Shares [Member] | Series A Common Stock Warrants [Member]
Equity [Line Items]
Sale of shares						681,818
Ordinary Shares [Member] | Pre-Funded Warrants [Member]
Equity [Line Items]
Sale of shares								340,909
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)			$ 0.001
Sold shares	[1]								5,800
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Sold shares

[1]	The amount of Class A Ordinary Shares issued for share-based compensation to non-employees was below 100.